Report of Independent Registered
Public Accounting Firm
To the Board of Trustees and Shareholders of Mainstay VP Funds
Trust:

In planning and performing our audit of the financial statements of each of the portfolios constituting MainStay VP Funds Trust (as listed in Appendix 1 and hereafter referred to collectively as the "Portfolios") as of and for the periods ended December 31, 2018, in accordance with the standards of the Public Company Accounting Oversight Board (United States) ("PCAOB"), we considered the Portfolios' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial repo1ting. Accordingly, we do not express an opinion on the effectiveness of the Portfolios' internal control over financial reporting.

The management of the Portfolios is responsible for establishing and maintaining effective internal control over financial reporting.
In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A portfolio's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A portfolio's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the portfolio; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the portfolio are being made only in accordance with authorizations of management and trustees of the portfolio; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a portfolio's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate .

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial repo1ting, such that there is a reasonable possibility that a material misstatement of the Portfolios' annual or interim financial statements will not be prevented or detect\;!d on a timely basis.

Our consideration of the Portfolios' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal contro lover financial repo1ting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Portfolios' internal control over financial repo1ting and their operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of December 31, 2018.


This report is intended solely for the information and use of management and the Board of Trustees of MainStay VP Funds Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

PWC

February 20, 2019



Appendix 1
Mainstay VP Funds Trust
Mainstay VP Balanced Portfolio Mainstay VP Bond
Portfolio
Mainstay VP Conservative Allocation Portfolio MainStay
VP Cushing Renaissance Advantage Portfolio Mainstay
VP Eagle Small Cap Growth Portfolio MainStay VP
Emerging Markets Equity Portfolio MainStay VP Epoch
U.S. Equity Yield Portfolio Mainstay VP Epoch U.S.
Small Cap Portfolio
MainStay VP Fidelity Institutional AM8M Utilities Portfolio
(formerly MainStay VP MFS Utilities Portfolio) Mainstay
VP Floating Rate Portfolio
Mainstay VP Growth Allocation Portfolio MainStay VP
Income Builder Portfolio MainStay VP Indexed Bond
Portfolio
MainStay VP IQ Hedge Multi-Strategy Portfolio MainStay
VP Janus Henderson Balanced Portfolio Mainstay VP
Large Cap Growth Portfolio
MainStay VP MacKay Common Stock Portfolio (formerly
Mainstay VP Common Stock Portfolio) MainStay VP
MacKay Convertible Portfolio (formerly MainStay VP
Convertible Portfolio) MainStay VP MacKay Government
Portfolio (formerly Mainstay VP Government Portfolio)
MainStay VP MacKay Growth Portfolio (formerly
Mainstay VP Cornerstone Growth Portfolio)
Mainstay VP MacKay High Yield Corporate Bond
Portfolio (formerly Mainstay VP High Yield Corporate
Bond Portfolio)
MainStay VP MacKay International Equity Portfolio
(formerly MainStay VP International Equity Portfolio)
Mainstay VP MacKay Mid Cap Core Portfolio (formerly
Mainstay VP Mid Cap Core Portfolio) MainStay VP
MacKay S&P 500 Index Portfolio (formerly Mainstay VP
S&P 500 Index Portfolio) Mainstay VP MacKay Small Cap
Core Portfolio (formerly MainStay VP Small Cap Core
Portfolio) Mainstay VP MacKay Unconstrained Bond
Portfolio (formerly Mainstay VP Unconstrained Bond
Portfolio)
MainStay VP Mellon Natural Resources Portfolio (formerly
MainStay VP VanEck Global Hard Assets Portfolio)
Mainstay VP Moderate Allocation Portfolio MainStay VP
Moderate Growth Allocation Portfolio Mainstay VP
PIMCO Real Return Portfolio Mainstay VPT. Rowe Price
Equity Income Portfolio
Mainstay VP U.S. Government Money Market Portfolio


February 20, 20 19
Jack R. Benintende
Treasurer and Principal Financial and Accounting
Officer MainStay VP Funds Trust
New York Life Investment Management LLC
30 Hudson Street, Jersey City, NJ 07302

Enclosed is our manually signed report dated February
20, 20 19 for use in the Certified Shareholder Report of
Registered Management Investment Companies on
Form N-CSR relating to the financial statements of Mainstay VP Funds Trust (the "Fund", comprising the
Portfolios listed in Appendix 1).

Our manually signed report serves to authorize the use of our name on our reports in the electronic filing of the Fund's Form N-CSR with the SEC.
Very truly yours,

PWC

Appendix 1
MainStay VP Funds Trust

Mainstay VP Balanced Portfolio Mainstay VP Bond
Portfolio
MainStay VP Conservative Allocation Portfolio MainStay
VP Cushing Renaissance Advantage Portfolio Mainstay
VP Eagle Small Cap Growth Portfolio MainStay VP
Emerging Markets Equity Portfolio MainStay VP Epoch
U.S. Equity Yield Portfolio MainStay VP Epoch U.S.
Small Cap P01tfolio
Mainstay VP Fidelity Institutional AMSM Utilities Portfolio
(formerly MainStay VP MFS Utilities Portfolio) Mainstay
VP Floating Rate Portfolio
MainStay VP Growth Allocation Portfolio Mainstay VP
Income Builder Portfolio MainStay VP Indexed Bond
Portfolio
MainStay VP IQ Hedge Multi-Strategy Portfolio MainStay
VP Janus Henderson Balanced Portfolio MainStay VP
Large Cap Growth Portfolio
MainStay VP MacKay Common Stock Portfolio (formerly
Mainstay VP Common Stock Portfolio) MainStay VP
MacKay Convertible Portfolio (formerly MainStay VP
Convertible Portfolio) Mainstay VP MacKay Government
Portfolio (formerly Mainstay VP Government Portfolio)
MainStay VP MacKay Growth Portfolio (formerly
Mainstay VP Cornerstone Growth Portfolio)
Mainstay VP MacKay High Yield Corporate Bond Portfolio
(formerly MainStay VP High Yield Corporate Bond
Portfolio)
MainStay VP MacKay International Equity Portfolio
(formerly Mainstay VP International Equity Portfolio)
MainStay VP MacKay Mid Cap Core Portfolio (formerly
MainStay VP Mid Cap Core Portfolio) MainStay VP
MacKay S&P 500 Index Portfolio (formerly Mainstay VP
S&P 500 Index Portfolio) Mainstay VP MacKay Small Cap
Core Portfolio (formerly Mainstay VP Small Cap Core
Portfolio) MainStay VP MacKay Unconstrained Bond
Portfolio (formerly MainStay VP Unconstrained Bond
Portfolio)
Mainstay VP Mellon Natural Resources Portfolio (formerly
MainStay VP VanEck Global Hard Assets Portfolio)
Mainstay VP Moderate Allocation Portfolio MainStay VP
Moderate Growth Allocation Portfolio Mainstay VP
PIMCO Real Return Portfolio MainStay VP T. Rowe Price
Equity Income Portfolio
Mainstay VP U.S. Government Money Market Portfolio